Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 10,493
Current service cost	268	$ 249	$ 193
Interest cost	7	1	(20)
Actuarial (gains) losses due to:
Changes in demographic assumptions	(11)	(16)
Changes in financial assumptions	700	(484)
Plan member experience	(29)	(59)
Foreign exchange and other	20	(6)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)	(143)
Defined benefit obligation at end of year	9,716	10,493
Actuarial gains (losses) recognized in other comprehensive income for the year	1,222	(330)
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	10,493	9,866
Current service cost	268	249
Interest cost	269	286
Employer contributions	17	17
Benefits paid	(525)	(516)
Actuarial (gains) losses due to:
Changes in demographic assumptions	11	16
Changes in financial assumptions	(700)	484
Plan member experience	29	59
Foreign exchange and other	(146)	32
Defined benefit obligation at end of year	9,716	10,493	9,866
Wholly or partially funded defined benefit obligation	9,586	10,330
Unfunded defined benefit obligation	130	163
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	10,064	9,723
Interest cost	262	285
Return on plan assets (excluding interest income)	542	235
Employer contributions	298	296
Employee contributions	17	17
Benefits paid	(525)	(516)
Actuarial (gains) losses due to:
Administrative expenses	(5)	(5)
Foreign exchange and other	(128)	29
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)
Defined benefit obligation at end of year	10,525	10,064	9,723
Actuarial gains (losses) recognized in other comprehensive income for the year	542	235
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year	947	124
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year	(138)	(553)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,290
Current service cost	9	11	9
Interest cost	30	32	37
Actuarial (gains) losses due to:
Changes in demographic assumptions	4	(12)
Changes in financial assumptions	84	(45)
Plan member experience	(45)	38
Surplus (Deficit) and net defined benefit asset (liability) at end of year	(1,054)	(1,109)	(1,079)
Defined benefit obligation at end of year	1,220	1,290
Actuarial gains (losses) recognized in other comprehensive income for the year	42	(13)
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,290	1,254
Current service cost	9	11
Interest cost	34	37
Employer contributions	5	5
Benefits paid	(50)	(48)
Actuarial (gains) losses due to:
Changes in demographic assumptions	(4)	14
Changes in financial assumptions	(89)	50
Plan member experience	39	(35)
Foreign exchange and other	(14)	2
Defined benefit obligation at end of year	1,220	1,290	1,254
Wholly or partially funded defined benefit obligation	126	143
Unfunded defined benefit obligation	1,094	1,147
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	181	175
Interest cost	4	5
Return on plan assets (excluding interest income)	(1)	6
Employer contributions	40	36
Employee contributions	5	5
Benefits paid	(50)	(48)
Actuarial (gains) losses due to:
Foreign exchange and other	(13)	2
Surplus (Deficit) and net defined benefit asset (liability) at end of year	(1,054)	(1,109)
Defined benefit obligation at end of year	166	181	$ 175
Actuarial gains (losses) recognized in other comprehensive income for the year	(1)	6
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year	40	38
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year	$ (1,094)	$ (1,147)